FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth the Plan's assets by level within the fair value hierarchy. Investments valued based on the NAV as a practical expedient are excluded from the fair value hierarchy:

	Level 1	NAV	Total
(in thousands)	December 31, 2025
Mutual Funds	$400,276	$—	$400,276
Self-Directed Brokerage Accounts	33,752	—	33,752
Fortis Inc. Common Stock	3,056	—	3,056
Common/Collective Trusts	—	159,661	159,661
Total Investments at Fair Value	$437,084	$159,661	$596,745

	December 31, 2024
Mutual Funds	$473,687	$—	$473,687
Self-Directed Brokerage Accounts	26,146	—	26,146
Fortis Inc. Common Stock	1,870	—	1,870
Common/Collective Trust	—	7,453	7,453
Total Investments at Fair Value	$501,703	$7,453	$509,156